Statements of Cash Flows (USD $)	6 Months Ended		28 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Net Cash Provided by (Used in) Operating Activities
Net (loss)	$ (77,799)	$ (26,641)	$ (301,365)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities
Common stock issued in connection with services provided by consultants			(100,000)
Realized loss on investment			20,000
Adjustments, Noncash Items, to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities			120,000
Increase (Decrease) in Operating Liabilities
Increase (Decrease) in Accounts Payable	(57,646)	(26,641)	(191,511)
(Increase) Decrease in Receivables	(10,000)		(10,000)
Adjustments to Reconcile Net Income (Loss) to Cash Provided by (Used in) Operating Activities	(47,646)		(301,511)
Net Cash Provided by (Used in) Operating Activities	(30,153)		146
Cash and Cash Equivalents, Period Increase (Decrease)	(30,153)		146
Cash and Cash Equivalents, at Carrying Value	30,299
Cash and Cash Equivalents, at Carrying Value	$ 146		$ 146